JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 100.2%
Aerospace & Defense — 1.0%
Northrop Grumman Corp.	101	44,952
Raytheon Technologies Corp.	1,071	106,078
Textron, Inc.	519	38,566

		189,596

Air Freight & Logistics — 1.2%
FedEx Corp.	260	60,178
United Parcel Service, Inc., Class B	750	160,924

		221,102

Airlines — 0.2%
Southwest Airlines Co. *	731	33,494

Auto Components — 0.2%
Aptiv plc *	133	15,939
Magna International, Inc. (Canada)	432	27,798

		43,737

Automobiles — 2.5%
General Motors Co. *	775	33,911
Rivian Automotive, Inc., Class A *	155	7,764
Tesla, Inc. * (a)	385	415,254

		456,929

Banks — 3.6%
Bank of America Corp. (a)	3,018	124,418
Citigroup, Inc.	1,367	72,996
Fifth Third Bancorp	1,069	46,027
Regions Financial Corp.	2,203	49,043
SVB Financial Group *	48	26,887
Truist Financial Corp.	1,120	63,503
US Bancorp	2,295	121,960
Wells Fargo & Co. (a)	3,546	171,832

		676,666

Beverages — 1.6%
Coca-Cola Co. (The) (a)	3,475	215,424
Constellation Brands, Inc., Class A	279	64,362
PepsiCo, Inc.	136	22,713

		302,499

Biotechnology — 2.7%
AbbVie, Inc. (a)	1,527	247,534
Biogen, Inc. * (a)	153	32,189
BioMarin Pharmaceutical, Inc. *	114	8,805
Moderna, Inc. *	73	12,523
Neurocrine Biosciences, Inc. *	116	10,866
Regeneron Pharmaceuticals, Inc. *	132	92,466
Vertex Pharmaceuticals, Inc. *	349	90,997

		495,380

Building Products — 0.7%
Masco Corp.	688	35,080
Trane Technologies plc	652	99,582

		134,662

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	214	70,563
Intercontinental Exchange, Inc.	450	59,458
Morgan Stanley	894	78,165
S&P Global, Inc.	359	147,379
State Street Corp.	1,220	106,252
T. Rowe Price Group, Inc.	506	76,442

		538,259

Chemicals — 1.8%
Air Products and Chemicals, Inc.	111	27,692
Celanese Corp.	167	23,918
DuPont de Nemours, Inc.	468	34,446
Eastman Chemical Co.	543	60,893
Linde plc (United Kingdom)	412	131,519
PPG Industries, Inc.	477	62,531

		340,999

Commercial Services & Supplies — 0.1%
Cintas Corp. (a)	50	21,359

Communications Equipment — 0.1%
Motorola Solutions, Inc.	69	16,669

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	87	33,524

Consumer Finance — 0.6%
American Express Co.	302	56,437
Capital One Financial Corp.	408	53,568

		110,005

Containers & Packaging — 0.2%
Avery Dennison Corp.	161	28,061

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B * (a)	848	299,423
Voya Financial, Inc.	237	15,730

		315,153

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc. (a)	1,149	58,531

Electric Utilities — 2.0%
Edison International	549	38,485
Evergy, Inc.	391	26,740
Exelon Corp.	1,978	94,217
FirstEnergy Corp.	1,294	59,329
NextEra Energy, Inc. (a)	1,783	151,042

		369,813

Electrical Equipment — 0.6%
Eaton Corp. plc	689	104,598

Energy Equipment & Services — 0.1%
Baker Hughes Co.	467	17,018

Entertainment — 0.7%
Netflix, Inc. * (a)	245	91,920
Walt Disney Co. (The) *	237	32,572

		124,492

Equity Real Estate Investment Trusts (REITs) — 2.6%
Camden Property Trust	340	56,497
Equinix, Inc.	73	54,450
Equity LifeStyle Properties, Inc.	454	34,718
Host Hotels & Resorts, Inc.	936	18,188
Kimco Realty Corp.	1,262	31,171
Prologis, Inc.	884	142,764
SBA Communications Corp.	95	32,724

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sun Communities, Inc.	263	46,094
UDR, Inc.	141	8,062
Ventas, Inc.	972	60,051

		484,719

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	129	74,515

Food Products — 0.5%
Mondelez International, Inc., Class A (a)	1,488	93,431

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	959	113,517
ABIOMED, Inc. *	21	7,100
Baxter International, Inc.	836	64,785
Boston Scientific Corp. * (a)	1,681	74,466
Dexcom, Inc. *	45	23,000
Intuitive Surgical, Inc. *	197	59,384
Medtronic plc (a)	892	98,947
Zimmer Biomet Holdings, Inc.	531	67,889

		509,088

Health Care Providers & Services — 3.2%
Anthem, Inc. (a)	275	135,073
Centene Corp. *	1,032	86,889
Humana, Inc.	85	37,120
McKesson Corp.	135	41,297
UnitedHealth Group, Inc. (a)	564	287,566

		587,945

Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc. * (a)	31	73,194
Chipotle Mexican Grill, Inc. *	14	22,307
Expedia Group, Inc. *	254	49,602
Hilton Worldwide Holdings, Inc. *	363	55,153
McDonald’s Corp.	704	174,011
Royal Caribbean Cruises Ltd. *	105	8,767
Yum! Brands, Inc.	147	17,436

		400,470

Household Durables — 0.5%
DR Horton, Inc.	67	4,977
Lennar Corp., Class A	787	63,899
PulteGroup, Inc.	80	3,352
Toll Brothers, Inc.	378	17,759

		89,987

Household Products — 1.5%
Kimberly-Clark Corp.	430	52,970
Procter & Gamble Co. (The) (a)	1,503	229,607

		282,577

Industrial Conglomerates — 0.3%
Honeywell International, Inc. (a)	331	64,464

Insurance — 2.1%
Arthur J Gallagher & Co.	345	60,237
Chubb Ltd.	254	54,331
Hartford Financial Services Group, Inc. (The)	1,154	82,856
Progressive Corp. (The)	1,198	136,504
Prudential Financial, Inc.	367	43,391
Travelers Cos., Inc. (The)	119	21,819

		399,138

Interactive Media & Services — 6.5%
Alphabet, Inc., Class A * (a)	186	518,686
Alphabet, Inc., Class C * (a)	142	397,135
Meta Platforms, Inc., Class A * (a)	1,170	260,086
ZoomInfo Technologies, Inc., Class A *	469	28,024

		1,203,931

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc. * (a)	236	769,140

IT Services — 4.6%
Accenture plc, Class A	527	177,830
Affirm Holdings, Inc. *	218	10,103
Automatic Data Processing, Inc.	315	71,675
FleetCor Technologies, Inc. *	216	53,905
International Business Machines Corp.	400	52,062
Mastercard, Inc., Class A (a)	701	250,663
Shopify, Inc., Class A (Canada) *	25	17,169
Visa, Inc., Class A (a)	1,036	229,838

		863,245

Life Sciences Tools & Services — 1.7%
Danaher Corp.	227	66,584
Illumina, Inc. *	70	24,427
Thermo Fisher Scientific, Inc. (a)	365	215,856

		306,867

Machinery — 2.6%
Deere & Co.	447	185,646
Dover Corp.	240	37,672
Ingersoll Rand, Inc.	539	27,119
Otis Worldwide Corp.	1,080	83,068
Parker-Hannifin Corp.	225	63,711
Stanley Black & Decker, Inc.	574	80,242

		477,458

Media — 1.3%
Charter Communications, Inc., Class A * (a)	185	100,966
Comcast Corp., Class A (a)	2,597	121,594
Fox Corp., Class A	112	4,417
Interpublic Group of Cos., Inc. (The)	195	6,895

		233,872

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	593	29,503
Nucor Corp.	143	21,257

		50,760

Multiline Retail — 0.1%
Dollar General Corp.	72	16,118

Multi-Utilities — 0.8%
Ameren Corp.	326	30,594
CenterPoint Energy, Inc.	2,741	83,973
DTE Energy Co.	268	35,432

		149,999

Oil, Gas & Consumable Fuels — 3.8%
Cheniere Energy, Inc.	229	31,792
Chevron Corp. (a)	990	161,151
ConocoPhillips	1,975	197,507
Coterra Energy, Inc.	373	10,051

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Diamondback Energy, Inc.	746	102,261
EOG Resources, Inc. (a)	611	72,857
Phillips 66	151	13,024
Pioneer Natural Resources Co. (a)	423	105,864
Williams Cos., Inc. (The)	256	8,554

		703,061

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	189	51,392

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co. (a)	2,580	188,436
Eli Lilly & Co. (a)	607	173,821
Johnson & Johnson (a)	965	170,965
Merck & Co., Inc.	694	56,912
Pfizer, Inc.	1,367	70,777

		660,911

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	265	23,244
Leidos Holdings, Inc.	558	60,231

		83,475

Road & Rail — 1.1%
Lyft, Inc., Class A *	516	19,797
Norfolk Southern Corp. (a)	364	103,816
Uber Technologies, Inc. *	154	5,495
Union Pacific Corp.	284	77,460

		206,568

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc. * (a)	1,200	131,236
Analog Devices, Inc.	731	120,816
Applied Materials, Inc.	504	66,419
KLA Corp.	72	26,430
Lam Research Corp.	234	125,812
Microchip Technology, Inc.	601	45,157
Micron Technology, Inc.	535	41,695
NVIDIA Corp.	1,085	296,181
NXP Semiconductors NV (China)	536	99,255
QUALCOMM, Inc.	340	51,940
Texas Instruments, Inc. (a)	1,146	210,194

		1,215,135

Software — 8.8%
Ceridian HCM Holding, Inc. *	87	5,927
Fortinet, Inc. *	68	23,295
Intuit, Inc. (a)	293	140,963
Microsoft Corp. (a)	4,186	1,290,543
Oracle Corp.	795	65,787
salesforce.com, Inc. * (a)	289	61,283
Workday, Inc., Class A *	279	66,793

		1,654,591

Specialty Retail — 3.1%
AutoNation, Inc. *	109	10,874
AutoZone, Inc. * (a)	18	36,011
Best Buy Co., Inc. (a)	714	64,889
Burlington Stores, Inc. *	85	15,466
Home Depot, Inc. (The) (a)	348	104,092
Lowe’s Cos., Inc. (a)	842	170,167
O’Reilly Automotive, Inc. *	167	114,514
TJX Cos., Inc. (The) (a)	893	54,092

		570,105

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. (a)	7,618	1,330,171
Seagate Technology Holdings plc	922	82,862

		1,413,033

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	909	122,308

Tobacco — 0.8%
Altria Group, Inc. (a)	1,346	70,314
Philip Morris International, Inc.	761	71,443

		141,757

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	702	90,128

TOTAL COMMON STOCKS (Cost $12,396,988)		18,602,734

	No. of Contracts
OPTIONS PURCHASED — 2.4%
PUT OPTIONS PURCHASED — 2.4%
Index Funds — 2.4%
S&P 500 Index 6/30/2022 at USD 4,285.00, European Style Notional Amount: USD 18,788,969 Counterparty: Exchange-Traded * (Cost $431,029)	41,473	443,761

	Shares (000)
SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22% (b) (c) (Cost $168,640)	168,640	168,640

Total Investments — 103.5% (Cost $12,996,657)		19,215,135
Liabilities in Excess of Other Assets — (3.5)%		(647,386)

Net Assets — 100.0%		18,567,749

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	343	06/2022	USD	77,715	5,533

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	41,473	USD 18,788,969	USD 4,695.00	6/30/2022	(348,788)

Written Put Options Contracts as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	41,473	USD 18,788,969	USD 3,620.00	6/30/2022	(106,378)

Total Written Options Contracts (Premiums Received $443,720)						(455,166)

Abbreviations

USD	United States Dollar

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,215,135	$—	$—	$19,215,135

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,533	$—	$—	$5,533
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(348,788)	—	—	(348,788)
Put Options Written	(106,378)	—	—	(106,378)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(449,633)	$—	$—	$(449,633)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22% (a) (b)	$312,969	$2,892,111	$3,036,440	$—	$—	$168,640	168,640	$29	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.